STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 011 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Plan interest in the Huntington Ingalls Industries, Inc. Defined Contribution Plans Master Trust	$ 1,036,455
Interest income on notes receivable from participants	7,206
Contributions:
Participant contributions	302,383
Employer contributions	170,342
Rollover contributions	13,442
Total contributions	486,167
Deductions:
Benefits paid to participants	656,453
Total deductions	656,453
INCREASE IN NET ASSETS PRIOR TO TRANSFER	873,375
Transfers of plan assets in due to merger	81,471
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	5,951,872
End of year	$ 6,906,718